Financial assets and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and other receivables
Schedule of classification financial assets

		2022 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	13,253	936	—	14,189
Receivables from related parties	24	4,275	—	—	4,275
Trade receivables	10.2	294,491	—	—	294,491
Other receivables	10.2	6,039	—	—	6,039
Cash and cash equivalents		317,935	—	—	317,935
Restricted cash		5,008	—	—	5,008
Total financial assets		641,001	936	—	641,937

		2021 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,348	847	—	4,195
Receivables from related parties	24	4,540	—	—	4,540
Trade receivables	10.2	321,929	—	—	321,929
Other receivables	10.2	6,199	—	—	6,199
Cash and cash equivalents		114,391	—	—	114,391
Restricted cash		2,272	—	—	2,272
Total financial assets		452,679	847	—	453,526

Schedule of restricted cash and cash equivalents

	2022	2021
	US$'000	US$'000
Cash and cash equivalents	317,935	114,391
Non Current restricted cash presented as Cash	2,133	2,272
Current restricted cash presented as Cash	2,875	—
Escrow: Hydro sale	2,133	2,272
NMTC Program	2,875	—
Total	322,943	116,663

Schedule of other financial assets

	2022
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,344	—	3,344
Other financial assets	9,909	—	9,909
Equity securities	933	3	936
Total	14,186	3	14,189

	2021
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,348	—	3,348
Equity securities	743	104	847
Total	4,091	104	4,195

Schedule of trade and other receivables

	2022	2021
	US$'000	US$'000
Trade receivables	295,678	322,935
Less – allowance for doubtful debts	(1,187)	(1,006)
	294,491	321,929
Tax receivables(1)	36,852	25,244
Government grant receivables	88,092	27,701
Other receivables	6,039	6,199
Total	425,474	381,073
(1)	“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

Schedule of changes in the allowance for doubtful debts

Allowance
US$'000
Balance at January 1, 2021	1,697
Impairment losses/(reversal) recognized	(580)
Exchange differences	(111)
Balance at December 31, 2021	1,006
Impairment losses/(reversal) recognized	361
Amounts used credited to income	(124)
Exchange differences	(56)
Balance at December 31, 2022	1,187